J. Quarterly Financial Data (unaudited) (Tables)	12 Months Ended
Sep. 30, 2013
J. Quarterly Financial Data Tables
Quarterly Financial Data
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total Year
	(in thousands, except per share amounts)
Fiscal 2013
Total revenue	$1,342	$859	$844	$883	$3,928
Net income (loss)	$4,028	$(5,782)	$(786)	$(668)	$(3,208)
Net income available to stockholders – Basic	$2,049	$(5,782)	$(786)	$(668)	$(3,208)
Net income available to stockholders – Diluted	$(200)	$(5,782)	$(786)	$(668)	$(3,208)
Basic net income (loss) per common share attributable to common stockholders	$0.03	$(0.06)	$(0.01)	$0.00	$(0.03)
Diluted net income (loss) per common share attributable to common stockholders	$0.00	$(0.06)	$(0.01)	$0.00	$(0.03)

Fiscal 2012
Total revenue	$2,215	$2,231	$1,448	$1,399	$7,293
Net income (loss)	$2,977	$2,763	$3,064	$(7,106)	$1,698
Net income available to stockholders – Basic	$1,487	$1,381	$1,558	$(7,106)	$856
Net income available to stockholders – Diluted	$415	$(283)	$(307)	$(7,106)	$(2,161)
Basic net income (loss) per common share attributable to common stockholders	$0.02	$0.02	$0.02	$(0.11)	$0.01
Diluted net income (loss) per common share attributable to common stockholders	$(0.01)	$0.00	$0.00	$(0.11)	$(0.03)